Inventories	12 Months Ended
Dec. 31, 2018
Disclosure Of Inventories [Abstract]
Inventories
17	Inventories

	At December 31,
	2018	2017
Supplies	2,907	2,531
Oil and byproducts	6,850	5,842
Others	12	191
	9,769	8,564